Redeemable Convertible Preferred Stock (Details) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2019 USD ($) shares
Class of Stock [Line Items]
Shares Authorized (in shares)		125,405,000	30,000,000
Shares Issued (in shares)		124,979,000	0
Shares Outstanding (in shares)	[1]	124,979,000	0	98,542,000
Shares of Common Stock if converted (in shares)		126,409
Carrying Value | $		$ 164,168	$ 0	$ 110,978
Aggregate Liquidation Preference | $		$ 166,131	$ 0
Series Seed redeemable
Class of Stock [Line Items]
Original Issuance Price (in dollars per share) | $ / shares		$ 0.3507
Shares Authorized (in shares)		24,861,000
Shares Issued (in shares)		24,861,000
Shares Outstanding (in shares)		24,861,000
Shares of Common Stock if converted (in shares)		24,861
Carrying Value | $		$ 7,350
Aggregate Liquidation Preference | $		$ 8,720
Dividend Rate (percent)		8.0
Series A-1 redeemable
Class of Stock [Line Items]
Original Issuance Price (in dollars per share) | $ / shares		$ 0.4261
Shares Authorized (in shares)		7,570,000
Shares Issued (in shares)		7,570,000
Shares Outstanding (in shares)		7,570,000
Shares of Common Stock if converted (in shares)		7,570
Carrying Value | $		$ 3,165
Aggregate Liquidation Preference | $		$ 3,226
Dividend Rate (percent)		8.0
Series B redeemable
Class of Stock [Line Items]
Original Issuance Price (in dollars per share) | $ / shares		$ 0.8194
Shares Authorized (in shares)		19,527,000
Shares Issued (in shares)		19,527,000
Shares Outstanding (in shares)		19,527,000
Shares of Common Stock if converted (in shares)		20,957
Carrying Value | $		$ 15,905
Aggregate Liquidation Preference | $		$ 16,000
Dividend Rate (percent)		8.0
Series C redeemable
Class of Stock [Line Items]
Original Issuance Price (in dollars per share) | $ / shares		$ 1.7194
Shares Authorized (in shares)		30,730,000
Shares Issued (in shares)		30,727,000
Shares Outstanding (in shares)		30,727,000
Shares of Common Stock if converted (in shares)		30,727
Carrying Value | $		$ 52,696
Aggregate Liquidation Preference | $		$ 52,832
Dividend Rate (percent)		8.0
Series D redeemable
Class of Stock [Line Items]
Original Issuance Price (in dollars per share) | $ / shares		$ 2.0181
Shares Authorized (in shares)		42,717,000
Shares Issued (in shares)		42,294,000
Shares Outstanding (in shares)		42,294,000
Shares of Common Stock if converted (in shares)		42,294
Carrying Value | $		$ 85,052
Aggregate Liquidation Preference | $		$ 85,353
Dividend Rate (percent)		8.0

[1]	The shares of the Company’s common and redeemable convertible preferred stock, prior to the Merger (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of approximately 4.1193 established in the Merger as described in Note 3.